Schedule of effective income tax rate reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes at Italy statutory rate	€ (1,296,797)	€ (1,342,083)	€ (1,103,454)
Permanent differences	(1,189,844)	3,750	11,370
Other	(29,928)
Federal Income tax for Genenta INC	(26,462)
Change in valuation allowance	2,543,031	1,338,333	1,092,084
Total provision expense for income taxes